EMPLOYEE BENEFIT PLANS (Target Allocation Percentages for Major Categories of Plan Assets) (Detail)	12 Months Ended
Dec. 31, 2014
Pension Plan, Defined Benefit [Member]
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	100.00%
Pension Plan, Defined Benefit [Member] | Fixed Income
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	41.00%
Pension Plan, Defined Benefit [Member] | United States Large Cap
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	24.00%
Pension Plan, Defined Benefit [Member] | Non-United States Developed
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	15.00%
Pension Plan, Defined Benefit [Member] | Real Estate
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	8.00%
Pension Plan, Defined Benefit [Member] | United States Small Cap
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	5.00%
Pension Plan, Defined Benefit [Member] | Non-United States Emerging
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	5.00%
Pension Plan, Defined Benefit [Member] | Private Equity
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	2.00%
Pension Plan, Defined Benefit [Member] | Cash Equivalents
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	0.00%
Other Retiree Benefits [Member] | VEBA Trust [Member]
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	100.00%
Other Retiree Benefits [Member] | Fixed Income | VEBA Trust [Member]
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	38.00%
Other Retiree Benefits [Member] | United States Large Cap | VEBA Trust [Member]
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	39.00%
Other Retiree Benefits [Member] | Non-United States Developed | VEBA Trust [Member]
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	7.00%
Other Retiree Benefits [Member] | Real Estate | VEBA Trust [Member]
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	0.00%
Other Retiree Benefits [Member] | United States Small Cap | VEBA Trust [Member]
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	5.00%
Other Retiree Benefits [Member] | Non-United States Emerging | VEBA Trust [Member]
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	9.00%
Other Retiree Benefits [Member] | Private Equity | VEBA Trust [Member]
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	0.00%
Other Retiree Benefits [Member] | Cash Equivalents | VEBA Trust [Member]
Pension And Other Employee Benefit Plans [Line Items]
Target allocation percentage of plan assets	2.00%